STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (69,968)	$ (10,811)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	15	8
Amortization of premiums and discounts on marketable securities	(1,057)	0
Change in fair value of preferred stock warrants	(123)	(21)
Share-based compensation expense	1,343	721
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	761	(2,112)
Accounts payable	856	4,295
Accrued liabilities	7,783	3,858
Security deposit	10	(29)
Net cash used in operating activities	(60,380)	(4,091)
Cash flows from investing activities
Purchases of marketable securities	(52,091)	0
Proceeds from maturities of marketable securities	22,500	0
Purchases of property and equipment	(30)	(37)
Net cash used in investing activities	(29,621)	(37)
Cash flows from financing activities
Proceeds from issuance of Series A, Series A-1, and Series B convertible preferred stock, net of issuance costs	82,976	30,133
Deferred offering costs	(2,479)	0
Proceeds from exercises of stock options	203	129
Net cash provided by financing activities	80,700	30,262
Net increase (decrease) in cash	(9,301)	26,134
Cash and cash equivalents, beginning of the year	44,441	18,307
Cash and cash equivalents, end of the period	35,140	44,441
Supplemental disclosure of non-cash investing and financing information
Right-of-use assets obtained in exchange for operating lease liabilities	190	311
Deferred offering costs included in accounts payable and accrued expenses	$ 260	$ 0